Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Disaggregation of Operating Expenses
The following table sets forth the Company’s disaggregation of operating expenses that were reviewed by the CODM for the three months ended March 31, 2026 and 2025 (in thousands):

	Three months ended March 31,
	2026	2025
Research and development	$12,832	$8,687
Sales and marketing	3,296	2,549
General and administrative	6,452	5,894

Total operating expenses	$22,580	$17,130

The following table sets forth the Company’s disaggregation of operating expenses which were reviewed by the CODM for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
Research and development	$38,486	$37,168
Sales and marketing	10,570	10,731
General and administrative	22,582	17,005

Total operating expenses	$71,638	$64,904

Summary of Geographic Locations of the Ultimate End Customers
The following is a summary of net sales for the three months ended March 31, 2026 and 2025, based on the country to which the Company’s products were shipped, which may be different from the geographic locations of the ultimate end customers (in thousands):

	Three months ended March 31,
	2026	2025
Taiwan	6,099	6,032
China	11,646	5,590
Singapore	—	3,599
North America	5,129	25
Rest of the World*	2,186	486

Total	$25,060	$15,732

*	Other countries individually less than 10%

The following is a summary of net sales for the years ended December 31, 2025 and 2024, based on the country to which the Company’s products were shipped, which may be different from the geographic locations of the ultimate end customers (in thousands):

	2025	2024
China	30,664	54,728
Taiwan	25,835	18,190
Singapore	7,306	—
Rest of the World*	8,709	3,149

Total	$72,514	$76,067

*	Other countries individually less than 10%

Summary of Property, Equipment and Software, Net, and Right-of-use Assets, Net
The following illustrates property, equipment and software, net, and right-of-use
assets, net by geographic location based on physical location (in thousands):

	March 31, 2026	December 31, 2025
Taiwan	$3,438	$3,515
China	567	633
North America	836	593
Rest of the World*	1,163	34

Total	$6,004	$4,775

*	Other countries individually less than 10%
The following illustrates property, equipment and software, net, and right-of-use
assets, net by geographic locations based on physical location (in thousands):

	2025	2024
Taiwan	$3,515	$2,139
China	633	593
North America	593	786
Rest of the World*	34	26

Total	$4,775	$3,544

*	Other countries individually less than 10%